CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

26. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial information of the parent company, the Company, has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

The Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Company’s share of losses from its subsidiaries is reported as loss from subsidiaries in the accompanying condensed financial information of parent company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2025.

Parent Company Balance Sheets:

	As of December 31,
	2024	2025
Assets
Current Assets
Cash and cash equivalents	$2,121,423	$2,056
Amounts due from subsidiaries	15,431,911	9,325,733
Advance to suppliers	-	32,142
Total current assets	17,553,334	9,359,931

Non-current Assets
Investment in subsidiaries	221,178,395	80,022,001
Total non-current assets	221,178,395	80,022,001

Total Assets	$238,731,729	$89,381,932

Accrued expenses and other liabilities	1,246,591	1,072,975
Current Liabilities	1,246,591	1,072,975
Total liabilities	$1,246,591	$1,072,975

Mezzanine equity:
Redeemable non-controlling interests	2,958,555	-
Total mezzanine equity	2,958,555	-

Equity
Class A Ordinary Shares (US$0.0001 par value; 461,995,682 and 1,756,459,263 shares authorized as of December 31, 2024 and December 31, 2025, respectively, 75,392,253 and 197,363,156 issued and 75,392,253 and 197,020,222 outstanding as of December 31, 2024 and December 31, 2025, respectively)	7,539	19,702
Class B Ordinary Shares (US$0.0001 par value; 38,004,318 and 243,540,737 shares authorized as of December 31, 2024 and December 31, 2025, respectively, 38,004,318 and 83,434,625 issued and outstanding as of December 31, 2024 and December 31, 2025, respectively)	3,800	8,343
Subscription receivable	(3,808)	(20,514)
Accumulated deficit	(128,849,237)	(366,329,010)
Additional paid-in capital	373,890,499	429,905,870
Accumulated other comprehensive loss	(10,522,210)	24,724,566
Total equity attributable to the shareholders of NIP Group Inc.	234,526,583	88,308,957
Total liabilities, mezzanine equity and equity	$238,731,729	$89,381,932

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

26. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Continued

Parent Company Statements of Operations and Comprehensive Loss:

	For the years ended December 31,
	2023	2024	2025
Loss from operations:
Financial income(expense), net	$26,175	$34,650	$(124,654)
General and administrative expenses	(694,745)	(1,215,614)	(38,562,989)
loss on disposal of subsidiaries	-	-	(1,911,840)
Equity in loss of subsidiaries	(12,589,459)	(11,508,821)	(196,880,290)
Net loss	(13,258,029)	(12,689,785)	(237,479,773)

Total comprehensive loss	$(8,004,774)	$(28,637,365)	$(202,232,997)

Parent Company Statements of Cash Flows:

	As of December 31,
	2023	2024	2025

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(13,258,029)	$(12,689,785)	$(237,479,773)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	12,589,459	11,508,821	196,880,290
Share-based compensation expense	-	-	36,723,969
loss on disposal of subsidiaries	-	-	1,911,840
Change in operating assets and liabilities:
Amounts due from subsidiary	(5,721,562)	(4,388,269)	6,106,178
Advance to suppliers			(32,143)
Other receivables	(78,364)	-	-
Accrued expenses and other liabilities	(697,955)	511,654	1,371,272
Net cash (used in) provided by operating activities	(7,166,451)	(5,057,579)	5,481,633

Investment in equity investees	(17,400,000)	(10,950,000)	(7,601,000)
Net cash used in investing activities	(17,400,000)	(10,950,000)	(7,601,000)

Collection of subscription receivable	2,999,845	-	-
Payment of deferred offering cost	(418,351)	(3,514,703)	-
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	-	20,260,243	-
Capital injection in Reorganization	16,309,641	-	-

Net cash provided by financing activities	18,891,135	16,745,540	-

Net increase (decrease) in cash and cash equivalents	(5,675,316)	737,961	(2,119,367)
Cash and cash equivalents, at beginning of year	7,058,778	1,383,462	2,121,423
Cash and cash equivalents, at end of year	$1,383,462	$2,121,423	$2,056
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Acquisition of mining machines	-	-	20,298,900
Disposal of subsidiaries	-	-	2,892,540